Related Party Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Arrangements [Abstract]
Related Party Arrangements

(5) Related Party Arrangements

Transactions with ARCA’s Former President and Chief Executive Officer

ARCA has entered into unrestricted research grants with its former President and Chief Executive Officer’s academic research laboratory at the University of Colorado. Funding of any unrestricted research grants is contingent upon ARCA’s financial condition, and can be deferred or terminated at ARCA’s discretion. There was no expense under these arrangements for the three months ended March 31, 2024. Total expense under these arrangements for the three months ended March 31, 2023 was $108,000. In December 2023, ARCA made a payment of $125,000 for the grant period July 2022 through December 2023 under these arrangements. In April 2024, the President and Chief Executive Officer resigned, see Note 10.

(5) Related Party Arrangements

Transactions with ARCA’s President and Chief Executive Officer

ARCA has entered into unrestricted research grants with its President and Chief Executive Officer’s academic research laboratory at the University of Colorado. Funding of any unrestricted research grants is contingent upon ARCA’s financial condition, and can be deferred or terminated at ARCA’s discretion. Total expense under these arrangements for the years ended December 31, 2023 and 2022 was $(91,000) and $432,000, respectively. In December 2023, ARCA made a payment of $125,000 for the grant period July 2022 through December 2023 under these arrangements.